Consolidated Balance Sheets - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents (Note 4)	€ 36,603	€ 448
Accounts receivable (Note 5)	95,200	124,814
Other receivables (Note 6)	49,860	292,373
Inventory (Note 7)	112,575	46,785
Deferred IPO costs (Note 8)	1,098,273
Current assets	1,392,511	464,420
Non-current assets
Property, plant and equipment net (Note 9)	39,080	10,922
Right of use asset (Note 10)	787,268	191,966
Intangible assets (Note 12)	1,403,552	964,109
Non-current assets	2,229,900	1,166,997
Total assets	3,622,411	1,631,417
Current liabilities
Bank overdraft		108,299
Trade payables (Note 13)	1,001,588	473,028
Derivative liabilities (Note 14)	8,606,000	3,675,787
Loans and liabilities to related parties (Note 15)	769,052	145,100
Taxes and social securities payable (Note 16)	144,569	175,308
Current portion of lease liability (Note 10)	159,184	63,027
Accrued liabilities (Note 17)	954,125	182,207
Current liabilities	11,634,518	4,822,756
Non-current liabilities
Lease liability, net of current portion (Note 10)	640,445	133,705
Non-current liabilities	640,445	133,705
Total liabilities	12,274,963	4,956,461
Shareholders’ deficit
Common stock; €0.01 par value per share; 100,000,000 shares authorized; 6,552,558 shares issued and outstanding (Note 18)	65,526	65,526
Additional paid in capital	626,894	626,894
Legal reserves (Note 18)	1,374,930	935,487
Accumulated deficit	(10,719,902)	(4,952,951)
Total shareholders’ deficit	(8,652,552)	(3,325,044)
Total liabilities and shareholders’ deficit	€ 3,622,411	€ 1,631,417